Pension Plans and Retiree Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) plan division age	Dec. 31, 2020 CAD ($)
Defined Benefit Plan Disclosure
Defined contribution plan cost recorded | $	$ 22	$ 21
Rabbi trust | $	$ 18	$ 28
Minimum
Defined Benefit Plan Disclosure
Plan assets investment objective period	3 years
Assumed initial healthcare cost trend rate	2.50%
Ultimate trend rate	2.50%
Maximum
Defined Benefit Plan Disclosure
Plan assets investment objective period	5 years
Assumed initial healthcare cost trend rate	6.00%
Ultimate trend rate	4.50%
Fixed income | SEMCO
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	33.00%
Fixed income | Minimum | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	50.00%
Fixed income | Maximum | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	70.00%
Canada
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	100.00%
Defined Benefit
Defined Benefit Plan Disclosure
Number of divisions | division	5
Defined Benefit | Canada
Defined Benefit Plan Disclosure
Number of pension plans	1
Curtailment recorded to AOCI | $	$ 1
Defined Benefit | Canada | Fully funded
Defined Benefit Plan Disclosure
Number of divisions | division	3
Defined Benefit | Foreign Plan
Defined Benefit Plan Disclosure
Number of pension plans	5
Defined Benefit | Foreign Plan | Fully funded
Defined Benefit Plan Disclosure
Number of pension plans	2
Post-Retirement Benefits | Canada
Defined Benefit Plan Disclosure
Number of pension plans	1
Post-Retirement Benefits | Foreign Plan
Defined Benefit Plan Disclosure
Number of pension plans	5
Medical benefit eligibility age | age	65
Post-Retirement Benefits | Foreign Plan | Fixed income | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	21.00%
Post-Retirement Benefits | Foreign Plan | Fully funded
Defined Benefit Plan Disclosure
Number of pension plans	3
Post-Retirement Benefits | Foreign Plan | Partially funded
Defined Benefit Plan Disclosure
Number of pension plans	1
Post-Retirement Benefits | Foreign Plan | Not funded
Defined Benefit Plan Disclosure
Number of pension plans	1